Computer hardware prepayments - Schedule of prepayments (Details) $ in Thousands	9 Months Ended
Mar. 31, 2025 USD ($)
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	$ 97,572
Non-current assets
Beginning balance	239,841
Addition during the period	712,987
Transfer to property, plant and equipment	(846,038)
Transfer to other receivables	(1,675)
Transfer to profit and loss	(1,724)
Exchange differences	(5,819)
Ending balance	97,572
Mining hardware prepayments
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	97,572
Non-current assets
Beginning balance	239,841
Addition during the period	674,790
Transfer to property, plant and equipment	(809,516)
Transfer to other receivables	0
Transfer to profit and loss	(1,724)
Exchange differences	(5,819)
Ending balance	97,572
HPC hardware
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	0
Non-current assets
Beginning balance	0
Addition during the period	38,197
Transfer to property, plant and equipment	(36,522)
Transfer to other receivables	(1,675)
Transfer to profit and loss
Exchange differences	0
Ending balance	$ 0